Business Combination	12 Months Ended
Mar. 31, 2021
Business Combinations [Abstract]
BUSINESS COMBINATION

NOTE 13 – BUSINESS COMBINATION

On February 1, 2021, the Company acquired 51% equity interest of DAJI with total cash consideration of $75,044 (RMB510,000). DAJI is a company incorporated in Nanjing, the PRC and engages in providing live show service. The results of DAJI have been included in the consolidated financial statements of the Company since the acquisition date of February 1, 2021.

On the acquisition date, the purchase price was allocated to the assets acquired and liabilities assumed based on their fair values was as follows. Fair value of the non-controlling interests was estimated based on the equity value of DAJI derived by the discounted cash flow method after considering a discount for lack of control:

Net liabilities acquired	$(11,544)

Goodwill	162,832
Non-controlling interests	(76,244)
Total	75,044

Purchase price – cash consideration	$75,044

The accompanying unaudited pro forma combined statements of operations presents the accounts of the Company and DAJI for the years ended March 31, 2021 and 2020, respectively, assuming the acquisition occurred on April 1, 2019.

2021 Summary Statement of Operations	HAPPINESS BIOTECH GROUP LIMITED	DAJI	Combined

Revenue	$71,433,130	$175,425	$71,608,555

Net Income (Loss)	$683,926	$(2,333)	$681,593

Net Income (Loss) per ordinary share - basic and diluted	$0.03		$0.03

Weighted average ordinary shares - basic and diluted	26,160,270		26,160,270

2020 Summary Statement of Operations	HAPPINESS BIOTECH GROUP LIMITED	DAJI	Combined

Revenue	$65,061,953	$7,429	$65,069,382

Net Income (Loss)	$12,688,035	$(21)	$12,688,014

Net Income (Loss) per ordinary share - basic and diluted	$0.53		$0.53

Weighted average ordinary shares - basic and diluted	23,843,836		23,843,836